Form N-1A Cover	Jun. 30, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	WisdomTree Digital Trust
Entity Central Index Key	0001859001
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
Prospectus Date	Aug. 14, 2026